May 22, 2002

                               MPAM FUNDS TRUST
                           -MPAM MID CAP STOCK FUND
                -MPAM NATIONAL INTERMEDIATE MUNICIPAL BOND FUND
             -MPAM MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                               (EACH, A "FUND")

                           SUPPLEMENT TO PROSPECTUS
                              DATED MAY 22, 2002

                None of the Funds is currently offering its Dreyfus Premier shares for sale to investors.

                                                                     MPAM3s0502